Commitments and Contingencies	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 23 — Commitments and contingencies

Contingencies

Legal

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

Commitment

On December 18, 2024, the Company, through its subsidiary 4Divinity SG, entered into a Publishing Agreement with NEKCOM Private Limited and its PRC affiliate (collectively, “NEKCOM”), pursuant to which 4Divinity SG was appointed as the global publisher and distributor of the video game SHOWA American Story (the “Licensed Game”) for all platforms and territories, excluding certain regions previously licensed to other parties. Under the terms of the agreement, 4Divinity SG committed to a fully recoupable minimum sales guarantee of $5.0 million, payable in tranches as defined in the agreement. In addition, 4Divinity SG agreed to furnish a non-recoupable marketing budget of $5,000,000, which will be used to support global marketing efforts for the Licensed Game. As of March 31, 2025, the Company had paid $3,000,000 of  the minimum sales guarantee (See Note 18).